Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of June 30,
	2020	2021
Leasehold improvement	$109,863	$120,271
Office equipment	42,949	47,018
	152,812	167,289
Less: accumulated depreciation	(81,531)	(118,896)
	$71,281	$48,393